Note 6 - Asset Acquisition	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Asset Acquisition [Text Block]
6.	Asset Acquisition

On June 15, 2022, the Company completed the previously announced strategic business reorganization and acquisition of CPP through the Mergers. Under the terms of the Merger Agreement, the holders of CPP’s outstanding capital stock immediately prior to the Merger received shares of common stock of Panbela upon closing of the Merger. The stockholders of Panbela Research retained a majority of the outstanding shares of Panbela, the post-merger holding company. CPP stockholders will be eligible to receive contingent payments totaling a maximum of $60 million from milestone and royalty payments associated with the potential approval and commercialization of eflornithine, the lead asset.

We performed the “screen test,” to determine if substantially all of the fair value of the gross assets acquired in the Mergers is concentrated in a single identifiable asset or group of similar identifiable assets. CPP’s lead asset, eflornithine in three forms, including Flynpovi (eflornithine (CPP-1X) and sulindac), eflornithine (CPP-1X), and eflornithine sachets (CPP-1X-S), were identified as the single identifiable asset consisting of IPR&D. Accordingly, our acquisition of CPP has been recorded as an asset acquisition.

The contract consideration for the assets acquired includes certain contingent consideration which at the acquisition date is neither probable of occurring nor reasonably estimable. As such, the value of this contingent consideration has been excluded from the allocation of the purchase price below. Acquisition-related transaction costs incurred have been recorded as additional investment in IPR&D.

The following is a summary of the purchase consideration and the allocation of that purchase consideration in connection with the CPP asset acquisition:

	Shares	Value (in thousands)

Common stock issued to CPP shareholders	113	$7,839
Common stock underlying options continued	42	1,637
Common stock underlying warrants replaced	4	129
Total non cash consideration		$9,605
Transaction costs incurred		$658

Total Consideration		$10,263

In process research and development *	$17,737
Cash	4
Other current assets	230
Accounts payable and accrued expenses	(811)
Accrued interest and notes payable	(6,897)
$10,263

* In accordance with FASB ASC Topic 730, Research and Development this asset was immediately expensed upon the closing of the merger.